Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Provisions [abstract]
Summary of provisions

$
Balance at July 1, 2024	405
Provision reversed during the year	(233)
Balance at June 30, 2025	172
Provision reversed during the year	(30)
Balance at June 30, 2026	142